RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Quantitative Information About Right-Of-Use Assets [Abstract]
Beginning Balance	$ 311,637
Depreciation	(23,188)	$ (23,164)
Impairment write-offs, net	(9,971)	(5,062)
Ending Balance	420,800	311,637
Cost:
Reconciliation Of Quantitative Information About Right-Of-Use Assets [Abstract]
Beginning Balance	381,904	325,135
Additions	140,016	65,803
Acquisitions (see Note 14)	0	1,610
Exchange differences	(12,716)	(10,763)
Lease modifications	18,352	119
Termination	(3,330)	0
Ending Balance	524,226	381,904
Depreciation and impairment
Reconciliation Of Quantitative Information About Right-Of-Use Assets [Abstract]
Beginning Balance	(70,267)	(42,041)
Depreciation	(23,188)	(23,164)
Impairment write-offs, net	(9,971)	(5,062)
Ending Balance	$ (103,426)	$ (70,267)